TANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
TANGIBLE FIXED ASSETS
Schedule of tangible fixed assets

USDm	2021	2020	2019
Land and buildings
Cost:
Balance as of 1 January	11.7	10.4	9.9
Exchange rate adjustment	(0.1)	—	—
Additions	0.1	1.3	0.5
Disposals	(0.8)	—	—
Balance as of 31 December	10.9	11.7	10.4

Depreciation:
Balance as of 1 January	4.6	2.3	—
Disposals	(0.8)	—	—
Depreciation for the year	2.3	2.3	2.3
Balance as of 31 December	6.1	4.6	2.3

Carrying amount as of 31 December	4.8	7.1	8.1

USDm	2021	2020	2019
Vessels and capitalized dry-docking
Cost:
Balance as of 1 January	2,160.1	2,064.2	1,886.3
Additions	290.3	102.5	81.3
Disposals	(40.9)	(29.8)	(25.6)
Transferred from prepayments	78.6	148.1	252.3
Transferred to assets held for sale	(44.8)	(124.9)	(130.1)
Balance as of 31 December	2,443.3	2,160.1	2,064.2

Depreciation:
Balance as of 1 January	406.2	360.6	327.6
Disposals	(40.9)	(29.8)	(25.6)
Depreciation for the year	126.2	118.4	106.5
Transferred to assets held for sale	(16.5)	(43.0)	(47.9)
Balance as of 31 December	475.0	406.2	360.6

Impairment:
Balance as of 1 January	31.4	28.8	162.1
Impairment losses on tangible fixed assets	4.6	11.1	6.0
Reversal of impairment 1)	—	—	(120.0)
Transferred to assets held for sale	(5.5)	(8.5)	(19.3)
Balance as of 31 December	30.5	31.4	28.8

Carrying amount as of 31 December	1,937.8	1,722.5	1,674.8

1)	For additional information regarding impairment considerations, please refer to Note 8.

NOTE 6 – continued

Included in the carrying amount for “Vessels and capitalized dry-docking” are capitalized dry-docking costs in the amount of USD 65.9m (2020: USD 66.1m, 2019: USD 60.7m).

Included in the carrying amount of “Vessels and capitalized drydocking” are vessels on short term time charter leases (as lessor) in the amount of USD 247.6m (2020: 201.1m, 2019: 75.9m). Please refer to Note 19 for expected redelivery of the vessels.

USDm	2021	2020	2019
Prepayments on vessels
Cost:
Balance as of 1 January	12.0	95.0	45.5
Additions	78.6	65.1	301.8
Transferred to vessels	(78.6)	(148.1)	(252.3)
Balance as of 31 December	12.0	12.0	95.0

Carrying amount as of 31 December	12.0	12.0	95.0

During the year borrowing costs of USD 0.6m (2020: 0.0m, 2019: 0.0m) have been capitalized. The capitalization rate was 3.7% (2020: 0.0%, 2019: 0.0%)

USDm	2021	2020	2019
Other plant and operating equipment
Cost:
Balance as of 1 January	7.6	8.1	6.1
Exchange rate adjustment	(0.1)	—	—
Additions	1.9	3.8	2.2
Disposals	(0.1)	(4.3)	(0.2)
Balance as of 31 December	9.3	7.6	8.1

Depreciation:
Balance as of 1 January	0.8	3.8	2.8
Exchange rate adjustment	(0.1)	—	—
Disposals	(0.1)	(4.2)	—
Depreciation for the year	2.4	1.2	1.0
Balance as of 31 December	3.0	0.8	3.8

Carrying amount as of 31 December	6.3	6.8	4.3